UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

        /s/ Richard Gashler         New York, New York        November 13, 2008
        -------------------         -----------------          ---------------
             [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $1,018,197 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 9/30/08                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :              Item 3:     Item 4:   Item 5:   Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class        CUSIP     Fair Market Shares or Investment Managers   Voting Authority (Shares)
                                                    Number      Value     Principal Discretion See     (a) Sole (b) Shared  (c) None
                                                              (X$1000)    Amount               Instr. V

ADVANCED MICRO DEVICES INC          COM             007903107    4,200    800,000 SHS  SOLE                800,000   -        -
ADVANCED MICRO DEVICES INC PUT      COM             007903107    4,200    800,000 PUT  SOLE                800,000   -        -
AMERICAN EQTY INVT LIFE HLD NOTES   NOTE 5.250%12/0 025676AE7    6,136  8,000,000 PRN  SOLE                      -   -        -
AMERICAN FINL GROUP INC OHIO PUT    COM             025932104    7,375    250,000 PUT  SOLE                250,000   -        -
AMERICAN ORIENTAL BIOENGR IN        COM             028731107    4,290    660,994 SHS  SOLE                660,994   -        -
AMERICREDIT CORP NOTES              NOTE 0.750% 9/1 03060RAP6    3,377  5,500,000 PRN  SOLE                      -   -        -
ANADARKO PETE CORP                  COM             032511107    2,426     50,000 SHS  SOLE                 50,000   -        -
BANK OF AMERICA CORPORATION CALL    COM             060505104    1,313     37,512 CALL SOLE                 37,512   -        -
BIONOVO INC                         COM             090643107      468    537,908 SHS  SOLE                537,908   -        -
CALPINE CORP                        COM NEW         131347304    5,200    400,000 SHS  SOLE                400,000   -        -
CARDIUM THERAPEUTICS INC            COM             141916106    2,014  1,088,650 SHS  SOLE              1,088,650   -        -
CBIZ INC NOTES                      NOTE 3.125% 6/0 124805AB8    2,543  2,500,000 PRN  SOLE                      -   -        -
CENTRAL EUROPEAN DIST CORP          COM             153435102    2,366     52,100 SHS  SOLE                 52,100   -        -
CHINACAST EDU CORP                  UNIT 03/16/2009 16946T208      188     75,000 SHS  SOLE                 75,000   -        -
CIT GROUP INC                       UNIT 99/99/9999 125581405   12,600  1,440,000 SHS  SOLE              1,440,000   -        -
COMPANHIA ENERGETICA DE MINA        SP ADR N-V PFD  204409601    4,698    238,000 SHS  SOLE                      -   -        -
DAYSTAR TECHNOLOGIES INC            COM             23962Q100      322    114,978 SHS  SOLE                114,978   -        -
DOMINION RES INC VA NEW             COM             25746U109      642     15,000 SHS  SOLE                 15,000   -        -
DRS TECHNOLOGIES INC                COM             23330X100  122,531  1,596,490 SHS  SOLE              1,596,490   -        -
DRYSHIPS INC                        SHS             Y2109Q101    1,775     50,000 SHS  SOLE                 50,000   -        -
DYNEGY INC DEL                      CL A            26817G102    2,810    785,000 SHS  SOLE                785,000   -        -
EL PASO CORP                        COM             28336L109    6,380    500,000 SHS  SOLE                500,000   -        -
EMPRESA DIST Y COMERCIAL NOR        SPON ADR        29244A102    2,793    429,650 SHS  SOLE                429,650   -        -
ENSCO INTL INC                      COM             26874Q100    2,882     50,000 SHS  SOLE                 50,000   -        -
ENTERGY CORP NEW                    COM             29364G103   14,322    160,900 SHS  SOLE                160,900   -        -
ENVIRONMENTAL PWR CORP              COM NEW         29406L201       75     34,285 SHS  SOLE                 34,285   -        -
EPIQ SYS INC                        COM             26882D109    4,096    301,205 SHS  SOLE                301,205   -        -
EXCO RESOURCES INC                  COM             269279402   54,190  3,320,492 SHS  SOLE              3,320,492   -        -
EXELON CORP                         COM             30161N101   14,090    225,000 SHS  SOLE                225,000   -        -
FAIR ISAAC CORP                     COM             303250104   66,246  2,874,000 SHS  SOLE              2,874,000   -        -
FIRSTENERGY CORP                    COM             337932107    1,675     25,000 SHS  SOLE                 25,000   -        -
GENCORP INC                         COM             368682100   35,871  5,322,115 SHS  SOLE              5,322,115   -        -
GENCORP INC NOTES                   SDCV 2.250%11/1 368682AL4    1,456  2,000,000 PRN  SOLE                      -   -        -
GRAN TIERRA ENERGY INC              COM             38500T101      186     50,000 SHS  SOLE                 50,000   -        -
HARVEST ENERGY TR                   TRUST UNIT      41752X101    5,070    300,000 SHS  SOLE                300,000   -        -
HELMERICH & PAYNE INC               COM             423452101    2,160     50,000 SHS  SOLE                 50,000   -        -
HUTCHISON TELECOMM INTL LTD         SPONSORED ADR   44841T107    6,704    403,855 SHS  SOLE                403,855   -        -
INFOSPACE INC                       COM NEW         45678T201   30,068  2,771,204 SHS  SOLE              2,771,204   -        -
INOVIO BIOMEDICAL CORP              COM             45773H102      191    308,381 SHS  SOLE                308,381   -        -
KEMET CORP NOTES                    NOTE 2.250%11/1 488360AB4    4,625 12,500,000 PRN  SOLE                      -   -        -
LIGAND PHARMACEUTICALS INC          CL B            53220K207    6,379  2,162,398 SHS  SOLE              2,162,398   -        -
LUMERA CORP                         COM             55024R106       27     60,444 SHS  SOLE                 60,444   -        -
MACROVISION CORP NOTES              NOTE 2.625% 8/1 555904AB7    2,063  2,500,000 PRN  SOLE                      -   -        -
MAXWELL TECHNOLOGIES INC            COM             577767106    3,518    263,697 SHS  SOLE                263,697   -        -
MCDERMOTT INTL INC                  COM             580037109    2,555    100,000 SHS  SOLE                100,000   -        -
MENTOR GRAPHICS CORP NOTES          SDCV 6.250% 3/0 587200AF3    1,166  1,295,000 PRN  SOLE                      -   -        -
MIRANT CORP NEW                     COM             60467R100   13,718    750,000 SHS  SOLE                750,000   -        -
NANOGEN INC                         COM             630075109       21     77,650 SHS  SOLE                 77,650   -        -
NEUROBIOLOGICAL TECH INC            COM NEW         64124W304      332    543,854 SHS  SOLE                543,854   -        -
NISOURCE INC                        COM             65473P105    2,214    150,000 SHS  SOLE                150,000   -        -
OCWEN FINL CORP NOTES               NOTE 3.250% 8/0 675746AD3    4,400  5,000,000 PRN  SOLE                      -   -        -
PENN NATL GAMING INC                COM             707569109   16,043    603,783 SHS  SOLE                603,783   -        -
PETROLEO BRASILEIRO SA PETRO        SP ADR NON VTG  71654V101    2,807     75,000 SHS  SOLE                      -   -        -
PLAINS EXPL& PRODTN CO              COM             726505100   81,733  2,324,611 SHS  SOLE              2,324,611   -        -
PROSPECT MEDICAL HOLDINGS IN        COM             743494106      750    300,000 SHS  SOLE                300,000   -        -
PSIVIDA CORP                        COM             74440J101       35     25,261 SHS  SOLE                 25,261   -        -
PUGET ENERGY INC NEW                COM             745310102    2,670    100,000 SHS  SOLE                100,000   -        -
RELIANT ENERGY INC                  COM             75952B105    5,513    750,000 SHS  SOLE                750,000   -        -
SOUTHERN UN CO NEW                  COM             844030106  252,977 12,250,714 SHS  SOLE             12,250,714   -        -
SPDR TR                             UNIT SER 1      78462F103    6,820     58,800 SHS  SOLE                 58,800   -        -
TALISMAN ENERGY INC                 COM             87425E103   10,053    712,500 SHS  SOLE                712,500   -        -
TRANSOCEAN INC NEW                  SHS             G90073100   27,460    250,000 SHS  SOLE                250,000   -        -
TXCO RES INC                        COM             87311M102      507     50,457 SHS  SOLE                 50,457   -        -
UAL CORP                            COM NEW         902549807      879    100,000 SHS  SOLE                100,000   -        -
VECTOR GROUP LTD NOTES              NOTE 5.000%11/1 92240MAE8    6,115  5,000,000 PRN  SOLE                      -   -        -
WACHOVIA CORP NEW                   COM             929903102    9,713  2,775,000 SHS  SOLE              2,775,000   -        -
WALTER INDS INC                     COM             93317Q105    2,373     50,000 SHS  SOLE                 50,000   -        -
WENDYS INTL INC                     COM             950590109   87,542  3,916,013 SHS  SOLE              3,916,013   -        -
WESTERN REFNG INC                   COM             959319104    2,565    253,700 SHS  SOLE                253,700   -        -
WILLIAMS COS INC DEL                COM             969457100   17,218    728,021 SHS  SOLE                728,021   -        -
XTO ENERGY INC                      COM             98385X106    2,326     50,000 SHS  SOLE                 50,000   -        -
ZIX CORP                            COM             98974P100    1,151    509,320 SHS  SOLE                509,320   -        -


                                             Value Total    $1,018,197

                                             Entry Total:           72
